Warrant liability	12 Months Ended
Dec. 31, 2018
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Warrant liability

20. Warrant liability

	Year ended December 31
	2016	2017	2018
	(in £)
At beginning of year	—	—	1,346,484
Arising during the year	—	1,292,011	375,343
Movement during the year	—	54,473	(716,214)

At December 31	—	1,346,484	1,005,613

As part of the bank loan facility (see Note 18b), 363,156 warrants to subscribe for shares were issued to the lenders on August 21, 2017. These warrants will be capable of exercise until August 7, 2027 at an exercise price of £3.029. A further 333,334 warrants were issued to the lenders on December 29, 2017. These warrants will be capable of exercise until August 7, 2027 at an exercise price of £3.30. A further 225,974 warrants were issued to the lenders on October 1, 2018. These warrants will be capable of exercise until October 1, 2028 at an exercise price of £2.31. The total of 922,464 warrants is equivalent to 1.30% of ordinary share capital at December 31, 2018.

The terms of the warrant instrument allow for a cashless exercise. In line with IAS 32, the future number of shares to be issued to the warrant holder under a cashless exercise can only be determined at that future date. At each balance sheet date, the fair value of the warrants will be assessed using the Black Scholes model taking into account appropriate amendments to inputs in respect of volatility and remaining expected life of the warrants.

The following table lists the weighted average inputs to the models used for the fair value of warrants granted during the year ended December 31:

	Year ended December 31
	2017	2018
	(in £)
Expected volatility (%)	50–51	65
Risk-free interest rate (%)	1.10–1.25	1.56
Expected life of share options (years)	9.6–10	10
Market price of ordinary shares (£)	3.00–3.25	2.31
Model used	Black Scholes	Black Scholes

The fair value of the warrants at grant was £1,667,354. At December 31, 2018 it was £1,005,613 (2017: £1,346,484).

Since there is no historical data in relation to the expected life of the warrants, the contractual life of the options was used in calculating the expense for the year.

Volatility was estimated by reference to the share price volatility of a group of comparable companies over a retrospective year equal to the expected life of the warrants.